PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Property and Equipment		$ 1,636,952	$ 1,586,178
Less: Accumulated Depreciation		(700,379)	(448,479)
Total	$ 3,258,326	936,573	1,137,699
Depreciation expense		265,652	259,222
Loss on disposal	$ 23,500	843	22,008
Vehicle Notes
PROPERTY AND EQUIPMENT, NET
Estimated fair value		(23,000)
Furniture and Fixtures
PROPERTY AND EQUIPMENT, NET
Property and Equipment		102,415	90,661
Machinery and Equipment
PROPERTY AND EQUIPMENT, NET
Property and Equipment		97,071	61,731
Vehicles
PROPERTY AND EQUIPMENT, NET
Property and Equipment		850,642	814,531
Loss on disposal		(8,000)
Disposal value of vehicles			29,242
Property improvements
PROPERTY AND EQUIPMENT, NET
Property and Equipment		16,824	49,255
Buildings
PROPERTY AND EQUIPMENT, NET
Property and Equipment		$ 570,000	$ 570,000